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Virtus Duff & Phelps Global Infrastructure Fund
Virtus Duff & Phelps Global Infrastructure Fund
Investment Objective
The fund has investment objectives of both capital appreciation and current income.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 148 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 109 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus Duff & Phelps Global Infrastructure Fund	Class A	Class C		Class I	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.50%	none		none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Duff & Phelps Global Infrastructure Fund		Class A	Class C	Class I	Class R6
Management Fees		0.65%	0.65%	0.65%	0.65%
Distribution and Shareholder Servicing (12b-1) fees		0.25%	1.00%	none	none
Other Expenses		0.37%	0.37%	0.39%	0.29%
Total Annual Fund Operating Expenses		1.27%	2.02%	1.04%	0.94%
Less: Fee Waiver and/or Expense Reimbursement	[1]				(0.09%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[1]	1.27%	2.02%	1.04%	0.85%
[1]	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.85% for Class R6 Shares through February 1, 2022. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Virtus Duff & Phelps Global Infrastructure Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	672	931	1,209	2,000
Class C	305	634	1,088	2,348
Class I	106	331	574	1,271
Class R6	87	291	511	1,146

Expense Example No Redemption - Virtus Duff & Phelps Global Infrastructure Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	672	931	1,209	2,000
Class C	205	634	1,088	2,348
Class I	106	331	574	1,271
Class R6	87	291	511	1,146

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Investments, Risks and Performance
Principal Investment Strategies
The fund invests globally in infrastructure companies involved in the energy, utility, transportation, and communications industries. Infrastructure companies are believed by the subadviser to exhibit attractive risk/return characteristics, offer moderate-to-high income and moderate growth, and be defensive in nature.
Under normal market conditions, the fund invests at least 80% of its assets in dividend paying equity securities of infrastructure companies that are located in three or more countries, one of which will be the United States. Under normal market conditions, the fund will invest at least 25% of its assets in securities of U.S. issuers. Although the fund concentrates its investments in infrastructure companies, it may invest up to 20% of its assets in securities of issuers that are not infrastructure companies, including stocks, debt obligations, money market securities and money market mutual funds, as well as certain derivative instruments. To the extent the fund purchases non-infrastructure stocks, they may be of issuers of any capitalization. When investing in debt obligations, the fund will invest primarily in investment grade debt obligations, although it may invest in high-yield, high-risk fixed income securities (junk bonds).

Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The principal risks of investing in the fund are identified below.
Equity Securities Risk.  The value of the stocks held by the fund may be negatively affected by the financial market, industries in which the fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

Industry/Sector Concentration Risk.  Events negatively affecting infrastructure companies may cause the value of the fund’s shares to decrease, perhaps significantly. Since the fund concentrates its assets in infrastructure companies, the fund is more vulnerable to conditions that negatively affect infrastructure companies as compared to a fund that does not concentrate holdings in such companies.

Foreign Investing Risk.  Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.

Income Risk.  Income received from the fund may vary widely over the short- and long-term and/or be less than anticipated if the proceeds from maturing securities in the fund are reinvested in lower-yielding securities.

Credit Risk.   If the issuer of a debt instrument fails to pay interest or principal in a timely manner, or negative perceptions exist in the market of the issuer’s ability to make such payments, the price of the security may decline.

Derivatives Risk.  Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage or attempt to increase returns. Investments in derivatives may result in increased volatility and the fund may incur a loss greater than its principal investment.

High-Yield Fixed Income Securities (Junk Bonds) Risk.  There is a greater risk of issuer default, less liquidity, and increased price volatility related to high-yield securities than investment grade securities.

Infrastructure-Related Risk.  A fund that focuses its investments in infrastructure-related companies will be more sensitive to conditions affecting their business or operations such as local economic and political conditions, regulatory changes, and environmental issues. Such a focus may cause a decrease in the fund’s value, perhaps significantly.

Interest Rate Risk.  The values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced for securities with longer maturities.

Market Volatility Risk.  The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

Redemption Risk.  One or more large shareholders or groups of shareholders may redeem their holdings in the fund, resulting in an adverse impact on remaining shareholders in the fund by causing the fund to take actions it would not otherwise have taken.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a composite benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Returns do not reflect sales charges and would be lower if they did.
Calendar year total returns for Class I Shares

Best Quarter:	Q/2019:	16.31%	Worst Quarter:	Q1/2020:	-21.89%

Average Annual Total Returns (for the periods ended 12/31/20)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Returns - Virtus Duff & Phelps Global Infrastructure Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I	Return Before Taxes	(0.32%)	9.57%	8.40%
Class A	Return Before Taxes	(5.98%)	8.09%	7.52%
Class C	Return Before Taxes	(1.32%)	8.50%	7.32%
Class R6	Return Before Taxes	(0.06%)			6.71%	Jan. 30, 2018
After Taxes on Distributions | Class I	Return After Taxes on Distributions	(1.00%)	8.42%	7.35%
After Taxes on Distributions and Sale of Fund Shares | Class I	Return After Taxes on Distributions and Sale of Fund Shares	0.20%	7.43%	6.73%
FTSE Developed Core Infrastructure 50/50 Index (net)	FTSE Developed Core Infrastructure 50/50 Index (net)	(3.74%)	8.46%	8.39%	5.16%	Jan. 30, 2018
Global Infrastructure Linked Benchmark (reflects no deduction for fees, expenses or taxes)	Global Infrastructure Linked Benchmark (reflects no deduction for fees, expenses or taxes)	(3.74%)	8.54%	6.96%	5.16%	Jan. 30, 2018

The FTSE Developed Core Infrastructure 50/50 Index (net) is a free float-adjusted market capitalization weighted index that gives participants an industry-defined interpretation of developed market infrastructure companies and adjusts the exposure to certain infrastructure subsectors. The constituent weights are 50% Utilities, 30% Transportation (including capping of 7.5% for railroads/railways), and a 20% mix of other sectors including pipelines, satellites, and telecommunication towers. The FTSE Developed Core Infrastructure 50/50 Index (net) is calculated on a total return basis with net dividends reinvested.
Beginning October 1, 2016, the Global Infrastructure Linked Benchmark consists of the FTSE Developed Core Infrastructure 50/50 Index. For the period September 1, 2008 through September 30, 2016, performance of the Global Infrastructure Linked Benchmark consists of the MSCI World Infrastructure Sector Capped Index. Prior to September 1, 2008, performance of the Global Infrastructure Linked Benchmark represents an allocation consisting of 65% MSCI USA/Utilities Index, 20% MSCI World Telecom Services Index, and 15% MSCI World ex USA/Utilities Index.
The indexes are unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.